Consolidated Statements of Shareholders’ (Deficit) Equity ¥ in Thousands, $ in Thousands	Ordinary shares CNY (¥) shares	Ordinary shares USD ($) shares	Preferred shares CNY (¥) shares	Preferred shares USD ($) shares	Additional paid-in Capital CNY (¥)	Additional paid-in Capital USD ($)	Statutory reserve CNY (¥)	Statutory reserve USD ($)	Accumulated deficit CNY (¥)	Accumulated deficit USD ($)	Accumulated other comprehensive income CNY (¥)	Accumulated other comprehensive income USD ($)	Total JINXIN TECHNOLOGY HOLDING COMPANY Shareholders’ deficit equity CNY (¥)	Total JINXIN TECHNOLOGY HOLDING COMPANY Shareholders’ deficit equity USD ($)	Non- controlling interests CNY (¥)	Non- controlling interests USD ($)	CNY (¥)	USD ($)
Balance (in Dollars)	¥ 41		¥ 21		¥ 13,167		¥ 2,561		¥ (229,503)		¥ 399		¥ (213,314)		¥ 8,376		¥ (204,938)
Balance (in Shares) | shares	416,920,000	416,920,000	193,480,000	193,480,000
Balance at Dec. 31, 2022	¥ 41		¥ 21		13,167		2,561		(229,503)		399		(213,314)		8,376		(204,938)
Balance (in Shares) at Dec. 31, 2022 | shares	416,920,000	416,920,000	193,480,000	193,480,000
Net income (loss)									70,497				70,497		12,995		83,492
Share-based compensation					16								16				16
Capital contribution by shareholders					153								153				153
Transfer to statutory reserve							2,707		(2,707)
Capital contribution by non-controlling shareholders															200		200
Balance at Dec. 31, 2023	¥ 41		¥ 21		13,336		5,268		(161,713)		399		(142,648)		21,571		(121,077)
Balance (in Shares) at Dec. 31, 2023 | shares	416,920,000	416,920,000	193,480,000	193,480,000
Balance (in Dollars)	¥ 41		¥ 21		13,336		5,268		(161,713)		399		(142,648)		21,571		(121,077)
Balance (in Shares) | shares	416,920,000	416,920,000	193,480,000	193,480,000
Net income (loss)									20,271				20,271		10,288		30,559
Conversion of preferred shares to ordinary shares	¥ 21		¥ (21)
Conversion of preferred shares to ordinary shares (in Shares) | shares	193,480,000	193,480,000	(193,480,000)	(193,480,000)
Conversion of redeemable preferred shares to ordinary shares	¥ 55				241,356								241,411				241,411
Conversion of redeemable preferred shares to ordinary shares (in Shares) | shares	519,840,747	519,840,747
New issuance of the initial public offering	¥ 2				12,927								12,929				12,929
New issuance of the initial public offering (in Shares) | shares	22,500,000	22,500,000
Share-based compensation					7								7				7
Transfer to statutory reserve							2,143		(2,143)
Balance at Dec. 31, 2024	¥ 119				267,626		7,411		(143,585)		399		131,970		31,859		163,829
Balance (in Shares) at Dec. 31, 2024 | shares	1,152,740,747	1,152,740,747
Balance (in Dollars)	¥ 119				267,626		7,411		(143,585)		399		131,970		31,859		163,829
Balance (in Shares) | shares	1,152,740,747	1,152,740,747
Net income (loss)									(94,347)				(94,347)		(6,432)		(100,779)	$ (14,410)
Capital contribution from shareholders	¥ 7				2,666								2,673				2,673
Capital contribution from shareholders (in Shares) | shares	270,544,649	270,544,649
Capital contribution from non-controlling interests															490		490
Foreign currency translation adjustment											1,522		1,522				1,522
Share-based compensation					42,047								42,047				42,047
Transfer to statutory reserve							185		(185)
Balance at Dec. 31, 2025	¥ 126	$ 18			312,339	$ 44,664	7,596	$ 1,086	(238,117)	$ (34,050)	1,921	$ 275	83,865	$ 11,993	25,917	$ 3,706	109,782	15,699
Balance (in Shares) at Dec. 31, 2025 | shares	1,423,285,396	1,423,285,396
Balance (in Dollars)	¥ 126	$ 18			¥ 312,339	$ 44,664	¥ 7,596	$ 1,086	¥ (238,117)	$ (34,050)	¥ 1,921	$ 275	¥ 83,865	$ 11,993	¥ 25,917	$ 3,706	¥ 109,782	$ 15,699
Balance (in Shares) | shares	1,423,285,396	1,423,285,396